Non-Current Liabilities - Employee Benefits	12 Months Ended
Dec. 31, 2023
Non-Current Liabilities - Employee Benefits [Abstract]
Non-current liabilities - employee benefits

Note 18. Non-current liabilities - employee benefits

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Employee benefits	295,542	203,636	202,151

The Company’s liabilities for severance pay retirement and pension pursuant to Israeli law and employment agreements are recognized by full - in part by managers’ insurance policies, for which the Company makes monthly payments and accrued amounts in severance pay funds and the rest by the liabilities which are included in the financial statements.

The amounts funded displayed above include amounts deposited in severance pay funds with the addition of accrued income. According to the Severance Pay Law, the aforementioned amounts may not be withdrawn or mortgaged as long as the employer’s obligations have not been fulfilled in compliance with Israeli law.

Statement of financial position amounts

The amounts recognized in the statement of financial position are determined as follows:

	Consolidated		Consolidated
	2023	2022	2023
	AUD$	AUD$	$

Present value of the defined benefit obligation	334,335	313,227	228,685
Fair value of defined benefit plan assets	(120,412)	(109,591)	(82,362)
	213,923	203,636	146,323

Other long-term obligations	81,619	-	55,828
Net liability in the statement of financial position	295,542	203,636	202,151

Movement in plan assets:

	Consolidated		Consolidated
	2023	2022	2023
	AUD$	AUD$	$

Balance at the beginning of the year	109,591	208,375	74,960
Interest income	3,267	3,002	2,235
Contributions	10,204	21,432	6,980
Payments (withdrawal)	-	(120,412)	-

Re measurements gain/(loss)
Return on plan assets (excluding interest)	1,225	6,432	838
Foreign exchanges differences	(3,875)	(9,238)	(2,651)

Balance at the end of the year	120,412	109,591	82,362

Reconciliations

	Consolidated		Consolidated
	2023	2022	2023
	AUD$	AUD$	$

Reconciliation of the present value of the defined benefit obligation
Balance at the beginning of the year	313,227	1,026,565	214,247
Interest cost	16,333	11,153	11,172
Current service cost	19,600	40,309	13,406
Redeemed accrued benefits	-	(384,273)	-
Actuarial loss/(gains) from financial assumptions	(3,675)	(340,909)	(2,514)
Foreign exchanges differences	(11,150)	(39,618)	(7,626)

Balance at the end of the year	334,335	313,227	228,685